Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	Virtus Variable Insurance Trust
Entity Central Index Key	0000792359
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 31, 2020
Document Effective Date	Aug. 31, 2020
Prospectus Date	Aug. 31, 2020